Property, Plant and Equipment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 6,411	$ 6,660
Under construction		25	9
Less accumulated depreciation		(951)	(782)
Property, Plant and Equipment, Net	[1]	5,460	5,878
Prepaid Long Term Service Agreement		20
Support Equipment and Facilities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		6,215	6,480
Land and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 171	$ 171
Minimum [Member] | Support Equipment and Facilities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		2 years
Maximum [Member] | Support Equipment and Facilities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		40 years

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.